REGULATORY CAPITAL (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Capital to Risk Weighted Assets	$ 141,673	$ 134,992
Total Capital to Risk Weighted Assets	153,945	145,457
SI Financial Group, Inc. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	$ 150,915	$ 140,862
Common Equity Tier One Capital Ratio	15.08%	14.86%
Common Equity Tier One Required for Capital Adequacy	$ 45,028	$ 42,645
Common Equity Tier One Required for Capital Adequacy Ratio	4.50%	4.50%
Common Equity Tier One Required to be Well Capitalized	$ 65,041	$ 61,599
Common Equity Tier One Required to be Well Capitalized Ratio	6.50%	6.50%
Tier One Capital to Risk Weighted Assets	$ 158,915	$ 140,862
Tier One Capital to Risk Weighted Assets Ratio	15.88%	14.86%
Tier One Capital to Risk Weighted Assets Required for Capital Adequacy	$ 60,037	$ 56,861
Tier One Capital to Risk Weighted Assets Required for Capital Adequacy Ratio	6.00%	6.00%
Tier One Capital to Risk Weighted Assets to be Well Capitalized	$ 80,050	$ 75,814
Tier One Capital Required to Risk Weighted Assets to be Well Capitalized Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets	$ 171,187	$ 151,327
Total Capital to Risk Weighted Assets Ratio	17.11%	15.97%
Total Capital to Risk Weighted Assets Required for Capital Adequacy	$ 80,050	$ 75,814
Total Capital to Risk Weighted Assets Required for Capital Adequacy Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets Required to be Well Capitalized	$ 100,062	$ 94,768
Total Capital to Risk Weighted Assets Required to be Well Capitalized Ratio	10.00%	10.00%
Tier One Capital to Average Assets	$ 158,915	$ 140,862
Tier One Capital to Average Assets Ratio	10.50%	9.73%
Tier One Capital to Average Assets Required for Capital Adequacy	$ 60,562	$ 57,896
Tier One Capital to Average Assets Required for Capital Adequacy Ratio	4.00%	4.00%
Tier One Capital to Average Assets Required to be Well Capitalized	$ 75,702	$ 72,370
Tier One Capital to Average Assets Required to be Well Capitalized Ratio	5.00%	5.00%
Savings Institute Bank and Trust Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	$ 141,673	$ 134,992
Common Equity Tier One Capital Ratio	14.17%	14.27%
Common Equity Tier One Required for Capital Adequacy	$ 44,978	$ 42,580
Common Equity Tier One Required for Capital Adequacy Ratio	4.50%	4.50%
Common Equity Tier One Required to be Well Capitalized	$ 64,968	$ 61,504
Common Equity Tier One Required to be Well Capitalized Ratio	6.50%	6.50%
Tier One Capital to Risk Weighted Assets	$ 141,673	$ 134,992
Tier One Capital to Risk Weighted Assets Ratio	14.17%	14.27%
Tier One Capital to Risk Weighted Assets Required for Capital Adequacy	$ 59,970	$ 56,773
Tier One Capital to Risk Weighted Assets Required for Capital Adequacy Ratio	6.00%	6.00%
Tier One Capital to Risk Weighted Assets to be Well Capitalized	$ 79,960	$ 75,698
Tier One Capital Required to Risk Weighted Assets to be Well Capitalized Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets	$ 153,945	$ 145,457
Total Capital to Risk Weighted Assets Ratio	15.40%	15.37%
Total Capital to Risk Weighted Assets Required for Capital Adequacy	$ 79,960	$ 75,698
Total Capital to Risk Weighted Assets Required for Capital Adequacy Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets Required to be Well Capitalized	$ 99,950	$ 94,622
Total Capital to Risk Weighted Assets Required to be Well Capitalized Ratio	10.00%	10.00%
Tier One Capital to Average Assets	$ 141,673	$ 134,992
Tier One Capital to Average Assets Ratio	9.41%	9.38%
Tier One Capital to Average Assets Required for Capital Adequacy	$ 60,248	$ 57,550
Tier One Capital to Average Assets Required for Capital Adequacy Ratio	4.00%	4.00%
Tier One Capital to Average Assets Required to be Well Capitalized	$ 75,310	$ 71,937
Tier One Capital to Average Assets Required to be Well Capitalized Ratio	5.00%	5.00%